Trade accounts receivables - Main customers (Details)	Jun. 30, 2024	Dec. 31, 2023
Net Sales | Pulp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	10.00%	10.27%